UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-8797
                                   811-9049

Name of Fund: BlackRock International Fund of BlackRock Series, Inc.
              BlackRock Master International Portfolio of BlackRock Master Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 05/31/2007

Date of reporting period: 06/01/2006 - 08/31/2006

Item 1 - Schedule of Investments

BlackRock International Fund
Schedule of Investments as of August 31, 2006                  (in U.S. dollars)

                                               Beneficial
                                                Interest        Mutual Funds                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                                              $ 119,749,139     BlackRock Master International Portfolio              $ 127,787,529
-----------------------------------------------------------------------------------------------------------------------------------
                                                                Total Mutual Funds (Cost - $104,878,637) - 100.1%       127,787,529
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost - $104,878,637) - 100.1%                                                                        127,787,529

Liabilties in Excess of Other Assets - (0.1%)                                                                              (100,655)
                                                                                                                      -------------
Net Assets - 100.0%                                                                                                   $ 127,686,874
                                                                                                                      =============

BlackRock Master International Portfolio
Schedule of Investments as of August 31, 2006                  (in U.S. dollars)

                                                   Shares
                      Industry                       Held  Common Stocks                                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
Europe
-----------------------------------------------------------------------------------------------------------------------------------
Belgium - 3.6%        Beverages - 3.6%             90,000  InBev NV                                                   $   4,669,235
                      -------------------------------------------------------------------------------------------------------------
                                                           Total Common Stocks in Belgium                                 4,669,235
-----------------------------------------------------------------------------------------------------------------------------------
France - 11.9%        Commercial Banks - 4.7%      56,299  BNP Paribas                                                    5,977,832
                      -------------------------------------------------------------------------------------------------------------
                      Insurance - 3.3%            114,200  AXA                                                            4,239,267
                      -------------------------------------------------------------------------------------------------------------
                      Oil, Gas & Consumable        73,600  Total SA                                                       4,964,952
                      Fuels - 3.9%
                      -------------------------------------------------------------------------------------------------------------
                                                           Total Common Stocks in France                                 15,182,051
-----------------------------------------------------------------------------------------------------------------------------------
Germany - 2.2%        Health Care Providers        21,000  Fresenius Medical Care AG                                      2,768,209
                      & Services - 2.2%
                      -------------------------------------------------------------------------------------------------------------
                                                           Total Common Stocks in Germany                                 2,768,209
-----------------------------------------------------------------------------------------------------------------------------------
Ireland - 4.3%        Commercial Banks - 4.3%     208,811  Allied Irish Banks Plc                                         5,452,682
                      -------------------------------------------------------------------------------------------------------------
                                                           Total Common Stocks in Ireland                                 5,452,682
-----------------------------------------------------------------------------------------------------------------------------------
Netherlands - 2.6%    Commercial Banks - 2.6%     115,738  ABN AMRO Holding NV                                            3,297,826
                      -------------------------------------------------------------------------------------------------------------
                                                           Total Common Stocks in the Netherlands                         3,297,826
-----------------------------------------------------------------------------------------------------------------------------------
Norway - 2.0%         Commercial Banks - 2.0%     198,500  DnB NOR ASA                                                    2,573,813
                      -------------------------------------------------------------------------------------------------------------
                                                           Total Common Stocks in Norway                                  2,573,813
-----------------------------------------------------------------------------------------------------------------------------------
Spain - 3.8%          Commercial Banks - 3.8%     215,200  Banco Bilbao Vizcaya Argentaria SA                             4,914,324
                      -------------------------------------------------------------------------------------------------------------
                                                           Total Common Stocks in Spain                                   4,914,324
-----------------------------------------------------------------------------------------------------------------------------------
Switzerland - 7.7%    Capital Markets - 7.7%       81,650  Credit Suisse Group                                            4,546,229
                                                   93,420  UBS AG Registered Shares                                       5,277,345
                      -------------------------------------------------------------------------------------------------------------
                                                           Total Common Stocks in Switzerland                             9,823,574
-----------------------------------------------------------------------------------------------------------------------------------
United                Commercial Banks - 2.3%     230,200  Barclays Plc                                                   2,879,032
Kingdom - 18.2%       -------------------------------------------------------------------------------------------------------------
                      Food Products - 2.2%        116,400  Unilever Plc                                                   2,780,918
                      -------------------------------------------------------------------------------------------------------------
                      Oil, Gas & Consumable       294,888  BG Group Plc                                                   3,850,731
                      Fuels - 5.4%                157,400  BP Plc                                                         1,787,412
                                                   30,900  Cairn Energy Plc (b)                                           1,253,116
                                                                                                                      -------------
                                                                                                                          6,891,259
                      -------------------------------------------------------------------------------------------------------------
                      Software - 1.5%              42,900  NDS Group Plc (a)(b)                                           1,975,545
                      -------------------------------------------------------------------------------------------------------------
                      Tobacco - 6.8%              223,500  British American Tobacco Plc                                   6,121,890
                                                   74,900  Imperial Tobacco Group Plc                                     2,578,730
                                                                                                                      -------------
                                                                                                                          8,700,620
                      -------------------------------------------------------------------------------------------------------------
                                                           Total Common Stocks in the United Kingdom                     23,227,374
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Common Stocks in Europe - 56.3%                         71,909,088
-----------------------------------------------------------------------------------------------------------------------------------
Latin America
-----------------------------------------------------------------------------------------------------------------------------------
Brazil - 3.3%         Metals & Mining - 1.6%      112,370  Companhia Vale do Rio Doce (Preference 'A'
                                                           Shares) (a)                                                    2,022,660
                      -------------------------------------------------------------------------------------------------------------
                      Oil, Gas & Consumable        99,000  Petroleo Brasileiro SA                                         2,201,956
                      Fuels - 1.7%
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Common Stocks in Latin America - 3.3%                    4,224,616
-----------------------------------------------------------------------------------------------------------------------------------
North America
-----------------------------------------------------------------------------------------------------------------------------------
Canada - 7.6%         Food & Staples               95,200  Shoppers Drug Mart Corp.                                       4,000,159
                      Retailing - 3.1%
                      -------------------------------------------------------------------------------------------------------------
                      Metals & Mining - 1.1%       20,400  Teck Cominco Ltd. Class B                                      1,352,953
                      -------------------------------------------------------------------------------------------------------------

BlackRock Master International Portfolio
Schedule of Investments as of August 31, 2006                  (in U.S. dollars)

                                                   Shares
                      Industry                       Held  Common Stocks                                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                      Oil, Gas & Consumable        33,200  EnCana Corp.                                               $   1,735,166
                      Fuels - 3.4%                 24,000  Nexen, Inc.                                                    1,392,530
                                                   15,700  Suncor Energy, Inc.                                            1,211,719
                                                                                                                      -------------
                                                                                                                          4,339,415
                      -------------------------------------------------------------------------------------------------------------
                                                           Total Common Stocks in Canada                                  9,692,527
-----------------------------------------------------------------------------------------------------------------------------------
United States - 2.1%  Energy Equipment &           25,400  Weatherford International Ltd. (b)                             1,092,200
                      Services - 0.8%
                      -------------------------------------------------------------------------------------------------------------
                      Software - 1.3%              42,500  Amdocs Ltd. (b)                                                1,612,875
                      -------------------------------------------------------------------------------------------------------------
                                                           Total Common Stocks in the United States                       2,705,075
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Common Stocks in North America - 9.7%                   12,397,602
-----------------------------------------------------------------------------------------------------------------------------------
Pacific Basin/Asia
-----------------------------------------------------------------------------------------------------------------------------------
Japan - 29.4%         Auto Components - 3.8%       82,900  Denso Corp.                                                    2,890,915
                                                   18,800  Toyota Industries Corp.                                          783,834
                                                  246,000  The Yokohama Rubber Co. Ltd.                                   1,124,236
                                                                                                                      -------------
                                                                                                                          4,798,985
                      -------------------------------------------------------------------------------------------------------------
                      Automobiles - 3.9%           92,100  Toyota Motor Corp.                                             5,002,149
                      -------------------------------------------------------------------------------------------------------------
                      Chemicals - 2.2%             70,100  JSR Corp.                                                      1,670,542
                                                   21,400  Shin-Etsu Chemical Co., Ltd.                                   1,220,668
                                                                                                                      -------------
                                                                                                                          2,891,210
                      -------------------------------------------------------------------------------------------------------------
                      Commercial Banks - 6.2%     214,000  The Bank of Yokohama Ltd.                                      1,693,243
                                                      242  Mitsubishi UFJ Financial Group, Inc.                           3,301,360
                                                      266  Sumitomo Mitsui Financial Group, Inc.                          2,993,733
                                                                                                                      -------------
                                                                                                                          7,988,336
                      -------------------------------------------------------------------------------------------------------------
                      Construction &              118,000  COMSYS Holdings Corp.                                          1,382,376
                      Engineering - 3.4%           31,000  Chiyoda Corp.                                                    680,607
                                                  110,000  Kyowa Exeo Corp.                                               1,198,619
                                                  161,000  Obayashi Corp.                                                 1,116,025
                                                                                                                      -------------
                                                                                                                          4,377,627
                      -------------------------------------------------------------------------------------------------------------
                      Consumer Finance - 1.0%      28,000  Credit Saison Co., Ltd.                                        1,262,907
                      -------------------------------------------------------------------------------------------------------------
                      Diversified Consumer         35,000  Benesse Corp.                                                  1,304,088
                      Services - 1.0%
                      -------------------------------------------------------------------------------------------------------------
                      Office Electronics - 2.6%    66,200  Canon, Inc.                                                    3,296,312
                      -------------------------------------------------------------------------------------------------------------
                      Specialty Retail - 1.1%      76,600  EDION Corp.                                                    1,365,000
                      -------------------------------------------------------------------------------------------------------------
                      Textiles, Apparel &         133,000  Onward Kashiyama Co., Ltd.                                     1,860,877
                      Luxury Goods - 1.5%
                      -------------------------------------------------------------------------------------------------------------
                      Wireless Telecommunication      533  KDDI Corp.                                                     3,521,976
                      Services - 2.7%
                      -------------------------------------------------------------------------------------------------------------
                                                           Total Common Stocks in Japan                                  37,669,467
-----------------------------------------------------------------------------------------------------------------------------------
South Korea - 0.8%    Commercial Banks - 0.8%      12,000  Kookmin Bank                                                     970,983
                      -------------------------------------------------------------------------------------------------------------
                                                           Total Common Stocks in South Korea                               970,983
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Common Stocks in the Pacific Basin/Asia - 30.2%         38,640,450
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Total Investments (Cost - $104,266,351*) - 99.5%             127,171,756

                                                           Other Assets Less Liabilities - 0.5%                             615,773
                                                                                                                      -------------
                                                           Net Assets - 100.0%                                        $ 127,787,529
                                                                                                                      =============

BlackRock Master International Portfolio
Schedule of Investments as of August 31, 2006                  (in U.S. dollars)

* The cost and unrealized appreciation (depreciation) of investments as of August 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 104,791,360
                                                                  =============
      Gross unrealized appreciation                               $  24,110,734
      Gross unrealized depreciation                                  (1,730,338)
                                                                  -------------
      Net unrealized appreciation                                 $  22,380,396
                                                                  =============

(a)   Depositary receipts.
(b)   Non-income producing security.
o Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      -----------------------------------------------------------------------------------------
                                                                       Net             Interest
      Affiliate                                                      Activity           Income
      -----------------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I           --               $781
      -----------------------------------------------------------------------------------------

o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock International Fund of BlackRock Series, Inc. and
BlackRock Master International Portfolio of BlackRock Master Trust


By: /s/ Robert C. Doll, Jr.
    -------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock International Fund of BlackRock Series, Inc. and
    BlackRock Master International Portfolio of BlackRock Master Trust

Date: October 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock International Fund of BlackRock Series, Inc. and
    BlackRock Master International Portfolio of BlackRock Master Trust

Date: October 19, 2006


By: /s/ Donald C. Burke
    -------------------------------
    Donald C. Burke
    Chief Financial Officer
    BlackRock International Fund of BlackRock Series, Inc. and
    BlackRock Master International Portfolio of BlackRock Master Trust

Date: October 19, 2006